Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net loss from continuing operations	$ (392,943)	$ (55,989)	$ (1,073,581)	$ (608,155)
Adjustments to reconcile net loss to net cash used in operating activities
Accretion of discount on convertible notes	361		3,868
Loss on disposal of net assets of Canna Companion Products, Inc.			331,474
Write-off of related party debt			(10,478)	(28,805)
Shares issued for services	187,245
Changes in non-cash operating working capital
Accounts receivable and other receivables	(1,174)	(198)	(28,571)	(1,732)
Prepaid expenses and deposits	(5,115)	7	(3,519)	(506)
Accounts payable and accrued liabilities	1,682	(26,408)	18,377	469,623
Due to related parties	(60,608)	68,263	(23,104)	124,819
Net cash used in operating activities - continuing operations			(785,534)	(44,756)
Net cash used in operating activities - discontinued operations				(153,869)
Net cash used in operating activities	(270,552)	(14,325)	(785,534)	(198,625)
INVESTING ACTIVITIES
Acquisition of property and equipment	(11,083)		(251,310)
Net cash used in investing activities - continuing operations			(251,310)
Net cash used in investing activities - discontinued operations				(900)
Net cash used in investing activities	(11,083)		(251,310)	(900)
FINANCING ACTIVITIES
Proceeds from the issuance of convertible notes			298,239	292,693
Repayment of convertible notes		39,649	(104,255)
Proceeds from advances payable	60,797	199,728	928,649
Net cash provided by financing activities - continuing operations			1,122,633	292,693
Net cash provided by financing activities - discontinuing operations
Net cash provided by financing activities	60,797	239,377	1,122,633	292,693
Effect of foreign exchange rate changes on cash	98,770	860	101,891	(81,647)
Increase in cash	(122,068)	225,912	135,427	11,521
Cash, beginning of year	151,869	16,442	16,442	4,921
Cash, end of year	29,801	242,354	151,869	16,442
Non-cash investing and financing activities:
Issuance of common stock of WFS pursuant to the conversion of convertible notes and accrued interest			1,993,349
Issuance of common stock pursuant to the conversion of convertible notes	200		3,175
Issuance of convertible notes in exchange for amounts due to related parties			32,485
Supplemental disclosures:
Interest paid
Income taxes paid